Segment Reporting - Schedule of Total Assets and Liabilities (Details) - Operating Segments [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Total assets:
Total assets	$ 81,985,791	$ 41,775,834
Total liabilities:
Total liabilities	25,774,859	23,350,388
China [Member]
Total assets:
Total assets	38,750,490	22,487,303
Total liabilities:
Total liabilities	22,771,550	17,366,824
United States [Member]
Total assets:
Total assets	43,235,301	19,288,531
Total liabilities:
Total liabilities	$ 3,003,309	$ 5,983,564